14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long term debt as of June 30, 2013 and September 30, 2012 consisted of the following:

	June 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$477,812	$568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)
Long term debt	$2,455	$4,015

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Business Finance to fund its operations.   On June 26, 2013 but effective June 12, 2013, the secured credit facility was renewed until December 12, 2013, with a floor for prime interest of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000. The Company agreed to repay the $183,000 inventory balance monthly with a final payment by November 30, 2013. The secured credit facility is collateralized by the assets of TransTech, with a guarantee by the Company.

The Company’s revolving credit facility requires a lockbox arrangement, which provides for all receipts to be swept daily to reduce borrowings outstanding under the credit facility.

Note Payable to Umpqua Bank

On May 20, 2013, the Company entered into a $200,000 Note Payable with Umpqua Bank.  The Note Payable has a maturity date of May 31, 2014 and provides for interest of 2.79%, subject to adjustment annually. The Note Payable is collateralized by restricted cash of $200,000.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 3-28 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company closed the acquisition of TransTech on June 8, 2010. The Company acquired its 100% interest in TransTech by issuing a Promissory Note to James Gingo, the President and sole shareholder of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech, and was payable over a period of three years. The final balance of $1,000,000 on the Note and accrued interest of $30,397 were paid to Mr. Gingo on June 12, 2013, to complete the purchase price for the TransTech stock.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended June 30,	Total
2014	$683,101
2015	2,455
2016	-
2017	-
2018	-
Total	$685,556

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company had the following equity transactions during the year ended September 30, 2011:

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 and 2012 a total of 1,490,943 shares for $193,370 or $.131 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amended Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo whereby Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its Spectral Pattern Matching technology from Javelin LLC or Javelin. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition,

On September 6, 2012, the Company signed a Settlement and Release Agreement (“Sparks Agreement”) with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.

As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

Warrants, and any potential adjustments, are discussed in this Footnote and Footnote 12, Convertible Notes Payable.

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2012, vested warrants totaling 3,369,050 shares had an aggregate intrinsic value of $572,739.